EMPLOYEE BENEFITS - HOUSING SCHEME - Narratives (Details)	Dec. 31, 2019
Minimum [member]
Disclosure of employee benefits [line items]
Stated rate of salaries contributed by group to housing fund	10.00%
Stated rate of salaries contributed by employees to housing fund	10.00%
Maximum [member]
Disclosure of employee benefits [line items]
Stated rate of salaries contributed by group to housing fund	12.00%
Stated rate of salaries contributed by employees to housing fund	12.00%